Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)	$ (187,622)	$ 183,312	$ 245,942
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment, net of tax of $771, zero and zero, respectively	(138,692)	(167,712)	16,919
Total other comprehensive income (loss), net of tax	(138,692)	(167,712)	16,919
Comprehensive income (loss)	(326,354)	15,600	262,861
Comprehensive (income) loss attributable to noncontrolling interest	(1,201)	(1,345)	(1,238)
Comprehensive income (loss) attributable to Civeo Corporation.	$ (327,555)	$ 14,255	$ 261,623